INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2021	2022
Intangible assets not subject to amortization:
Trademark	7,766	7,841
Intangible assets subject to amortization:
Trademark	711	657
Student base	3,998	4,036
Initial franchise	1,626	1,641
Brand	1,224	1,131
Non-compete agreement	690	638
Customer relationship	94	87
Software and courses	438	413
Contracts	31	29
Total costs	16,578	16,473
Less: accumulated amortization	(3,614)	(4,854)
impairment	(1,865)	(5,328)
Intangible assets, net	11,099	6,291

Schedule of estimated amortization expenses for future period

Years ending December 31,
2023	79
2024	79
2025	79
2026	79
2027	79
2028 and thereafter	270
Total expected amortization expense	665